VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(the “Fund”)

Supplement dated September 6, 2018

to the Fund’s Class I Prospectus and Class P3 Prospectus each dated February 28, 2018

(each a “Prospectus” and collectively the “Prospectuses”),

and related Statement of Additional Information (the “SAI”) dated February 28, 2018

Effective September 3, 2018, Tom Walsh will no longer serve as a portfolio manager for the Fund. Effective September 3, 2018, the Fund’s Prospectuses and SAI are hereby revised as follows:
1.	All references to Tom Walsh as a portfolio manager for the Fund are hereby deleted in their entirety.
2.	The sub-section entitled “Portfolio Management – Portfolio Managers – Baillie Gifford Overseas Limited” of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Gerald Callahan	Iain Campbell
Portfolio Manager (since 01/11)	Portfolio Manager (since 01/11)

Sophie Earnshaw, CFA	Joe Faraday, CFA
Portfolio Manager (since 12/14)	Portfolio Manager (since 01/11)

Moritz Sitte, CFA
Portfolio Manager (since 12/14)

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE